Share-Based Compensation - Summary of Changes in and Number of Deferred Share Units (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding, beginning of year	1,585,889	1,871,100
Granted	39,004	78,348
Redeemed		(343,128)
Cancelled		(20,431)
Outstanding, end of year	1,624,893	1,585,889
Deferred share units vested	746,210	455,993